Movements in Goodwill (Detail)	12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 Shinhan Bank KRW	Dec. 31, 2010 Shinhan Bank KRW	Dec. 31, 2010 Shinhan Capital Co Ltd KRW	Dec. 31, 2009 Shinhan Capital Co Ltd KRW	Dec. 31, 2008 Shinhan Capital Co Ltd KRW	Dec. 31, 2009 Shinhan Card Co Ltd KRW	Dec. 31, 2010 Shinhan Card Co Ltd KRW	Dec. 31, 2010 Shinhan Life Insurance. Co KRW	Dec. 31, 2009 Shinhan Life Insurance. Co KRW	Dec. 31, 2008 Shinhan Life Insurance. Co KRW
Goodwill [Line Items]
Beginning Balance	3,892,393,000,000		$ 3,365,843,000	3,805,422,000,000	563,169,000,000	475,719,000,000	1,616,000,000	1,616,000,000	1,616,000,000	3,037,808,000,000	3,038,287,000,000	289,800,000,000	289,800,000,000	289,800,000,000
Acquisition	3,303,000,000				2,824,000,000					479,000,000
Disposition	(30,757,000,000)				(30,757,000,000)
Impairment loss	(59,517,000,000)	(128,394,000,000)			(59,517,000,000)
Ending Balance	3,805,422,000,000	3,892,393,000,000	$ 3,365,843,000	3,805,422,000,000	475,719,000,000	475,719,000,000	1,616,000,000	1,616,000,000	1,616,000,000	3,038,287,000,000	3,038,287,000,000	289,800,000,000	289,800,000,000	289,800,000,000